Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Loans and their Related Allowance for Loan Losses, by Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Total	$ 12,759	$ 12,551	$ 13,141
Total loans	875,844	756,646
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	705	502
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,256	1,381
Loans and Leases Receivable, Allowance, Total	1,961	1,883	2,587
Financing Receivable, Individually Evaluated for Impairment	1,907	2,220
Financing Receivable, Collectively Evaluated for Impairment	37,486	38,181
Total loans	39,393	40,401
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		510
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	741	827
Loans and Leases Receivable, Allowance, Total	741	1,337	957
Financing Receivable, Individually Evaluated for Impairment	2,226	3,878
Financing Receivable, Collectively Evaluated for Impairment	27,127	30,444
Total loans	29,353	34,322
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	137	149
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,172	6,121
Loans and Leases Receivable, Allowance, Total	6,309	6,270	6,840
Financing Receivable, Individually Evaluated for Impairment	3,040	6,059
Financing Receivable, Collectively Evaluated for Impairment	462,478	395,890
Total loans	465,518	401,949
Commercial Other Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	49,332	40,607
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	391,071	339,693
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	25,115	21,649
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,769	2,289
Loans and Leases Receivable, Allowance, Total	2,769	2,289	2,132
Financing Receivable, Collectively Evaluated for Impairment	264,523	220,878
Total loans	264,523	220,878
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	817	667
Loans and Leases Receivable, Allowance, Total	817	667	573
Financing Receivable, Collectively Evaluated for Impairment	77,057	59,096
Total loans	77,057	59,096
Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	45,042	41,451
Consumer Other Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	32,015	17,645
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	162	105
Loans and Leases Receivable, Allowance, Total	162	105	$ 52
Loans Held for Investment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	842	1,161
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	11,917	11,390
Loans and Leases Receivable, Allowance, Total	12,759	12,551
Financing Receivable, Individually Evaluated for Impairment	7,173	12,157
Financing Receivable, Collectively Evaluated for Impairment	868,671	744,489
Total loans	$ 875,844	$ 756,646